real estate joint ventures - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Current assets
Cash and temporary investments, net		$ 217	$ 588		$ 414	$ 683	$ 415	$ 509
Total		4,010			3,841
Non-current assets
Total		35,753			33,057
Current liabilities
Accounts payable and accrued liabilities		2,797		$ 2,564	2,570
Current liabilities		1,564		1,016	836
Total		5,611			4,844
Non-current liabilities
Non-current		15,015		14,466	13,265
Liabilities		25,157			22,716
Owners' equity
Common equity		10,504			10,259
Other partners		92		$ 74	82
Total		10,596			10,341	$ 9,751		$ 9,458
Total		35,753			33,057
Real estate joint ventures
Current assets
Cash and temporary investments, net		5			11
Escrowed deposits					4
Other		5			2
Total		10			17
Non-current assets
Investment property under development		306			256
Total		316			273
Current liabilities
Accounts payable and accrued liabilities		12			19
Construction holdback liabilities		14			15
Total		284			34
Non-current liabilities
Liabilities					241
Owners' equity
Common equity		13			13
Other partners		19			19
Total		32			32
Total		316			273
Real estate joint ventures | Construction credit facility commitment
Current liabilities
Current liabilities		$ 258
Non-current liabilities
Non-current					$ 207
TELUS Sky real estate joint venture
real estate joint venture
Number of other partners in the transaction | item	2